Investment Property	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Investment Property

Note 20 Investment Property

Investment property movements are detailed as follows:

	Land	Buildings	Total
	ThCh$	ThCh$	ThCh$
As of January 1, 2023
Historic cost	7,661,029	3,550,177	11,211,206
Accumulated depreciation	-	(927,212)	(927,212)
Book Value	7,661,029	2,622,965	10,283,994

As of December 31, 2023
Additions	-	36,101	36,101
Depreciation	-	(72,250)	(72,250)
Conversion effect (cost)	(4,013,380)	(1,497,425)	(5,510,805)
Conversion effect (depreciation)	-	117,411	117,411
Others increases (decreases) (1)	2,468,404	798,301	3,266,705
Sub-Total	(1,544,976)	(617,862)	(2,162,838)
Book Value	6,116,053	2,005,103	8,121,156

As of December 31, 2023
Historic cost	6,116,053	2,887,154	9,003,207
Accumulated depreciation	-	(882,051)	(882,051)
Book Value	6,116,053	2,005,103	8,121,156

As of December 31, 2024
Additions	-	104,837	104,837
Depreciation	-	(117,496)	(117,496)
Conversion effect (cost)	(395,391)	(143,640)	(539,031)
Conversion effect (depreciation)	-	8,647	8,647
Others increases (decreases) (1)	3,791,970	1,296,897	5,088,867
Sub-Total	3,396,579	1,149,245	4,545,824
Book Value	9,512,632	3,154,348	12,666,980

As of December 31, 2024
Historic cost	9,512,632	4,145,248	13,657,880
Accumulated depreciation	-	(990,900)	(990,900)
Book Value	9,512,632	3,154,348	12,666,980
(1)	Corresponds to the financial effect of the application IAS 29 Financial reporting in hyperinflationary economies.

Investment property includes seventeen land properties, two offices and one apartment, situated in Chile, which are maintained for appreciation purposes and therefore no longer generates income for the Company in 2024 and 2023 (ThCh$ 5,535 in 2022). Additionally, there are four properties in Argentina, which are leased and generated an income for ThCh$ 220,359 for the year ended as of December 31, 2024 (ThCh$ 110,554 as of December 31, 2023 and ThCh$ 84,859 as on December 2022). In addition, the expenses associated with such investment properties amounted to ThCh$ 119,708 for the year ended as of December 31, 2024 (ThCh$ 76,843 as of December 31, 2023 and ThCh$ 87,399 in 2022).

The market valuation of investment properties exceeds 100% of the book value.

The fair value, of investment property that represent 100% of the carrying amount is ThCh$ 24,096,979.

Management has not detected evidence of impairment of investment property.

The Company does not maintain any pledge or restriction over investment property items.